CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable Convertible Preferred Share [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated Deficit [Member]	Total
Begining Balance at Dec. 31, 2018	$ 26,699	$ 30	$ 10,337		$ (40,313)	$ (29,946)
Begining Balance, (in Shares) at Dec. 31, 2018	16,416,749	8,265,988
Issuance of ordinary shares upon exercise of options		$ 7	2,289			2,296
Issuance of ordinary shares upon exercise of options, shares		1,674,044
Share-based compensation			10,927			10,927
Conversion of redeemable convertible preferred shares	$ (26,699)	$ 70	26,629			26,699
Conversion of redeemable convertible preferred shares, shares	(16,416,749)	16,416,749
Issuance of ordinary shares upon initial public offering, net		$ 38	112,427			112,465
Issuance of ordinary shares upon initial public offering, net, shares		8,873,472
Net loss					(28,119)	(28,119)
Ending Balance at Dec. 31, 2019		$ 145	162,609		(68,432)	94,322
Ending Balance, (in Shares) at Dec. 31, 2019		35,230,253
Issuance of ordinary shares upon exercise of options		$ 3	1,230			1,233
Issuance of ordinary shares upon exercise of options, shares		742,217
Share-based compensation			15,025			15,025
Other comprehensive income				$ 5		5
Net loss					(35,406)	(35,406)
Ending Balance at Dec. 31, 2020		$ 148	178,864	5	(103,838)	$ 75,179
Ending Balance, (in Shares) at Dec. 31, 2020		35,972,470				35,972,470
Issuance of ordinary shares upon exercise of options		$ 9	2,281			$ 2,290
Issuance of ordinary shares upon exercise of options, shares		1,878,650
Share-based compensation			13,896			13,896
Other comprehensive income				(118)		(118)
Net loss					(36,926)	(36,926)
Ending Balance at Dec. 31, 2021		$ 157	$ 195,041	$ (113)	$ (140,764)	$ 54,321
Ending Balance, (in Shares) at Dec. 31, 2021		37,851,120				37,851,120